JPMorgan Active Value ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.6%
Aerospace & Defense — 4.1%
Boeing Co. (The) *	63,455	10,822,250
General Dynamics Corp.	81,103	22,107,056
Lockheed Martin Corp.	43,213	19,303,679
Northrop Grumman Corp.	21,182	10,845,396
RTX Corp.	386,266	51,164,794
Textron, Inc.	227,823	16,460,212
		130,703,387
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	133,538	14,687,845
Automobile Components — 0.3%
Gentex Corp.	433,017	10,089,296
Banks — 10.1%
Bank of America Corp.	2,153,530	89,866,807
Citigroup, Inc.	334,348	23,735,365
Comerica, Inc.	126,756	7,486,209
Fifth Third Bancorp	351,091	13,762,767
First Citizens BancShares, Inc., Class A	22,017	40,822,160
First Horizon Corp.	440,857	8,561,443
M&T Bank Corp.	85,318	15,250,593
PNC Financial Services Group, Inc. (The)	86,911	15,276,346
Truist Financial Corp.	291,561	11,997,735
Wells Fargo & Co.	1,374,764	98,694,308
		325,453,733
Beverages — 0.5%
Constellation Brands, Inc., Class A	26,188	4,806,022
PepsiCo, Inc.	69,627	10,439,872
		15,245,894
Biotechnology — 3.8%
AbbVie, Inc.	312,633	65,502,866
BioMarin Pharmaceutical, Inc. *	107,658	7,610,344
Neurocrine Biosciences, Inc. *	40,336	4,461,162
Regeneron Pharmaceuticals, Inc.	52,956	33,586,284
Vertex Pharmaceuticals, Inc. *	23,165	11,230,855
		122,391,511
Broadline Retail — 0.2%
Alibaba Group Holding Ltd., ADR (China)	44,158	5,839,012
Building Products — 1.6%
Carrier Global Corp.	814,880	51,663,392
Capital Markets — 3.9%
Ameriprise Financial, Inc.	18,436	8,925,052
Ares Management Corp.	86,553	12,689,535
Blackrock, Inc.	14,930	14,130,946
Blackstone, Inc.	107,291	14,997,136
Charles Schwab Corp. (The)	394,527	30,883,574
Goldman Sachs Group, Inc. (The)	30,519	16,672,224

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Jefferies Financial Group, Inc.	95,605	5,121,560
Morgan Stanley	183,110	21,363,444
		124,783,471
Chemicals — 2.2%
Air Products and Chemicals, Inc.	89,971	26,534,247
Axalta Coating Systems Ltd. *	717,689	23,805,744
Chemours Co. (The)	907,894	12,283,806
FMC Corp.	156,601	6,606,996
		69,230,793
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	29,770	7,209,103
Construction Materials — 0.6%
Vulcan Materials Co.	76,922	17,945,902
Consumer Finance — 1.7%
American Express Co.	80,039	21,534,493
Capital One Financial Corp.	125,287	22,463,959
Discover Financial Services	68,921	11,764,815
		55,763,267
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc. *	120,795	13,782,710
Performance Food Group Co. *	368,987	29,013,448
Walmart, Inc.	386,665	33,945,320
		76,741,478
Containers & Packaging — 1.0%
Ball Corp.	412,090	21,457,526
Silgan Holdings, Inc.	221,296	11,312,652
		32,770,178
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	545,522	15,427,362
Verizon Communications, Inc.	900,035	40,825,588
		56,252,950
Electric Utilities — 2.1%
Edison International	109,221	6,435,301
Entergy Corp.	84,730	7,243,568
NextEra Energy, Inc.	241,747	17,137,445
Southern Co. (The)	90,589	8,329,659
Xcel Energy, Inc.	381,669	27,018,348
		66,164,321
Electrical Equipment — 2.0%
Eaton Corp. plc	89,772	24,402,723
Emerson Electric Co.	157,983	17,321,256
nVent Electric plc	216,955	11,372,781
Regal Rexnord Corp.	95,682	10,893,396
		63,990,156

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
TD SYNNEX Corp.	61,729	6,417,347
Entertainment — 0.6%
Walt Disney Co. (The)	208,973	20,625,635
Financial Services — 5.2%
Berkshire Hathaway, Inc., Class B *	138,799	73,921,571
Block, Inc. *	178,297	9,686,876
Corpay, Inc. *	89,862	31,336,677
Fidelity National Information Services, Inc.	104,285	7,788,004
Fiserv, Inc. *	142,141	31,388,997
WEX, Inc. *	75,497	11,854,539
		165,976,664
Food Products — 0.6%
Lamb Weston Holdings, Inc.	112,768	6,010,534
Mondelez International, Inc., Class A	180,536	12,249,368
		18,259,902
Ground Transportation — 1.4%
CSX Corp.	898,565	26,444,768
Union Pacific Corp.	75,627	17,866,122
		44,310,890
Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co.	48,432	11,093,834
Boston Scientific Corp. *	135,473	13,666,516
Medtronic plc	308,580	27,728,999
Zimmer Biomet Holdings, Inc.	115,071	13,023,736
		65,513,085
Health Care Providers & Services — 7.2%
Cardinal Health, Inc.	264,543	36,446,089
Cigna Group (The)	157,124	51,693,796
CVS Health Corp.	255,286	17,295,627
Elevance Health, Inc.	35,168	15,296,673
Humana, Inc.	95,838	25,358,735
Labcorp Holdings, Inc.	43,345	10,088,115
UnitedHealth Group, Inc.	142,863	74,824,496
		231,003,531
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	107,920	9,983,679
Ventas, Inc.	170,112	11,696,901
		21,680,580
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	386,396	5,490,687
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	1,505	6,933,399
Carnival Corp. *	625,473	12,215,488

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
DraftKings, Inc., Class A *	141,484	4,698,684
McDonald's Corp.	89,329	27,903,700
		51,751,271
Household Durables — 0.9%
DR Horton, Inc.	58,613	7,451,471
Mohawk Industries, Inc. *	163,168	18,630,522
Toll Brothers, Inc.	28,510	3,010,371
		29,092,364
Household Products — 0.6%
Procter & Gamble Co. (The)	113,603	19,360,223
Industrial Conglomerates — 0.2%
3M Co.	53,509	7,858,332
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	594,769	12,763,743
Lineage, Inc.	72,360	4,242,467
Prologis, Inc.	51,290	5,733,709
		22,739,919
Insurance — 3.9%
Arch Capital Group Ltd.	149,074	14,337,937
Arthur J Gallagher & Co.	86,091	29,722,057
Chubb Ltd.	105,204	31,770,556
Hartford Insurance Group, Inc. (The)	43,582	5,392,401
Marsh & McLennan Cos., Inc.	28,147	6,868,712
Oscar Health, Inc., Class A *	934,655	12,253,327
Progressive Corp. (The)	50,462	14,281,251
Travelers Cos., Inc. (The)	34,708	9,178,878
		123,805,119
Interactive Media & Services — 0.5%
Alphabet, Inc., Class C	43,818	6,845,686
Meta Platforms, Inc., Class A	16,365	9,432,131
		16,277,817
IT Services — 0.3%
International Business Machines Corp.	42,677	10,612,063
Life Sciences Tools & Services — 0.6%
Bruker Corp.	184,318	7,693,433
Thermo Fisher Scientific, Inc.	23,881	11,883,186
		19,576,619
Machinery — 2.2%
AGCO Corp.	74,468	6,893,503
Deere & Co.	36,671	17,211,534
Dover Corp.	125,238	22,001,812
Gates Industrial Corp. plc *	593,775	10,931,398
Parker-Hannifin Corp.	23,809	14,472,300
		71,510,547

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 1.0%
Comcast Corp., Class A	859,229	31,705,550
Metals & Mining — 0.6%
Alcoa Corp.	294,401	8,979,231
Steel Dynamics, Inc.	74,227	9,284,313
		18,263,544
Multi-Utilities — 1.3%
CMS Energy Corp.	220,960	16,596,306
Dominion Energy, Inc.	173,959	9,753,881
Public Service Enterprise Group, Inc.	203,183	16,721,961
		43,072,148
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	220,051	36,812,332
ConocoPhillips	413,526	43,428,500
EOG Resources, Inc.	170,624	21,880,822
Exxon Mobil Corp.	398,515	47,395,389
Hess Corp.	59,081	9,437,008
		158,954,051
Passenger Airlines — 1.3%
Copa Holdings SA, Class A (Panama)	50,917	4,707,786
Delta Air Lines, Inc.	194,659	8,487,132
Southwest Airlines Co.	828,452	27,819,418
		41,014,336
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	889,334	54,240,481
Eli Lilly & Co.	9,388	7,753,643
Johnson & Johnson	132,742	22,013,933
Merck & Co., Inc.	92,297	8,284,579
		92,292,636
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	27,409	2,866,433
CACI International, Inc., Class A *	20,347	7,465,721
Genpact Ltd.	201,731	10,163,208
		20,495,362
Real Estate Management & Development — 0.2%
Zillow Group, Inc., Class C *	85,469	5,859,755
Residential REITs — 1.2%
American Homes 4 Rent, Class A	392,941	14,857,099
AvalonBay Communities, Inc.	23,833	5,115,039
Equity LifeStyle Properties, Inc.	265,070	17,680,169
		37,652,307
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. *	74,510	7,655,157
Analog Devices, Inc.	124,642	25,136,552
Micron Technology, Inc.	81,731	7,101,607

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	76,605	14,559,546
Texas Instruments, Inc.	127,808	22,967,098
		77,419,960
Software — 0.7%
Microsoft Corp.	59,132	22,197,561
Specialized REITs — 1.9%
American Tower Corp.	80,152	17,441,075
Digital Realty Trust, Inc.	152,484	21,849,432
SBA Communications Corp.	99,281	21,842,813
		61,133,320
Specialty Retail — 3.5%
AutoZone, Inc. *	4,587	17,489,222
Best Buy Co., Inc.	76,480	5,629,693
Home Depot, Inc. (The)	59,055	21,643,067
Lowe's Cos., Inc.	111,315	25,961,997
Murphy USA, Inc.	13,676	6,425,121
O'Reilly Automotive, Inc. *	8,760	12,549,401
TJX Cos., Inc. (The)	188,107	22,911,433
		112,609,934
Technology Hardware, Storage & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	1,153,657	17,800,928
Sandisk Corp. *	58,253	2,773,425
Seagate Technology Holdings plc	192,333	16,338,688
Western Digital Corp. *	700,713	28,329,827
		65,242,868
Textiles, Apparel & Luxury Goods — 0.2%
Kontoor Brands, Inc.	124,555	7,987,712
Tobacco — 2.4%
Philip Morris International, Inc.	479,936	76,180,241
Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)	223,222	22,806,592
WESCO International, Inc.	29,033	4,508,825
		27,315,417
Total Common Stocks (Cost $3,037,075,429)		3,098,184,986

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $107,232,226)	107,232,226	107,232,226
Total Investments — 99.9% (Cost $3,144,307,655)		3,205,417,212
Other Assets in Excess of Liabilities — 0.1%		2,195,301
NET ASSETS — 100.0%		3,207,612,513

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,205,417,212	$—	$—	$3,205,417,212

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$—	$9,762,905	$9,762,905	$—	$—	$—	—	$12,929	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	545,974	414,701	960,675	—	—	—	—	2,629	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	40,756,464	182,880,953	116,405,191	—	—	107,232,226	107,232,226	2,999,618	—
Total	$41,302,438	$193,058,559	$127,128,771	$—	$—	$107,232,226		$3,015,176	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.